Selected Quarterly Financial Data (unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Quarterly Operating Results Unaudited [Line Items]
General and administrative expenses	$ 850,575	$ 660,801	$ 252,407	$ 122,900	$ 788	$ 1,276		$ 1,733,276	$ 376,095	$ 1,036,896	$ 1,276
Net income (loss)	$ 2,123,979	$ 2,348,869	$ 2,296,093	$ 386,382	$ (596)	$ (1,276)	$ (303,418)	$ 7,566,113	$ 2,681,879	$ 5,030,748	$ (1,276)
Common Class A [Member]
Quarterly Operating Results Unaudited [Line Items]
Basic and diluted earning (loss) available to common stock	$ 0.02	$ 0.03	$ 0.03	$ 0.00				$ 0.09	$ 0.03	$ 0.06
Common Class B [Member]
Quarterly Operating Results Unaudited [Line Items]
Basic and diluted earning (loss) available to common stock	$ 0.02	$ 0.03	$ 0.03	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ 0.09	$ 0.03	$ 0.06	$ 0.00